Summary of Significant Accounting Policies - Shipping and handling costs, Research and development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shipping and Handling | CSI Solar Segment
Selling and distribution expenses	$ 330,909	$ 237,947	$ 453,865